Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Mar. 31, 2019	$ 1,142	$ 8,929,968	$ 589,659	$ 663,695	$ (377,581)	$ (489,765)	$ 9,317,118
Balance, shares at Mar. 31, 2019	11,421,393
Net loss				(98,092)		(39,814)	(137,906)
Capital contributions by owners					(622,755)	29,686	(593,069)
Balance at Sep. 30, 2019	$ 1,142	8,929,968	589,659	565,603	(1,000,336)	(499,893)	8,586,143
Balance, shares at Sep. 30, 2019	11,421,393
Balance at Mar. 31, 2020	$ 1,142	8,943,065	589,659	(763,022)	(860,047)	(547,777)	7,920,797
Balance, shares at Mar. 31, 2020	11,421,393
Net loss				(1,231,866)		(13,901)	(1,245,767)
Cumulative translation adjustment					(282,373)		(282,373)
Balance at Sep. 30, 2020	$ 1,142	$ 8,943,065	$ 589,659	$ (1,984,888)	$ (577,674)	$ (561,678)	$ 6,971,304
Balance, shares at Sep. 30, 2020	11,421,393